Details of Significant Accounts (Details) - Schedule of Long-Term Borrowings - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Long-Term Borrowings [Line Items]
Non-current portion, Total	$ 47,893	$ 57,490	$ 50,473
Less: Current portion, Total	(10,910)	(19,817)	(13,785)
Long-term bank borrowings, Total	$ 36,983	$ 37,673	$ 36,688
Secured borrowings [Member]
Schedule of Long-Term Borrowings [Line Items]
Borrowing period and repayment term	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.
Interest rate range	2.28%	2.15%	2.15%
Non-current portion, Total	$ 11,060	$ 14,220	$ 12,640
Unsecured borrowings [Member]
Schedule of Long-Term Borrowings [Line Items]
Borrowing period and repayment term	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	Borrowing period is from August 21, 2020 to June 29, 2026; interest is repayable monthly.	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.
Non-current portion, Total	$ 36,833	$ 43,270	$ 37,833
Bottom of range [member] | Unsecured borrowings [Member]
Schedule of Long-Term Borrowings [Line Items]
Interest rate range	2.13%	2.00%	1.81%
Top of range [member] | Unsecured borrowings [Member]
Schedule of Long-Term Borrowings [Line Items]
Interest rate range	2.22%	2.20%	2.10%